Future Minimum Lease Payments under Non-Cancelable Operating Leases and Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases Disclosure [Line Items]
Capital leases, 2013	¥ 5,638
Capital leases, 2014	3,711
Capital leases, 2015	2,298
Capital leases, 2016	925
Capital leases, 2017	194
Capital leases, Thereafter	446
Capital leases, Total minimum lease payments	13,212
Capital leases, Less: amounts representing interest	(676)
Capital leases, Present value of net minimum capital lease payments	12,536
Operating lease commitments, 2013	3,398
Operating lease commitments, 2014	2,378
Operating lease commitments, 2015	1,660
Operating lease commitments, 2016	1,068
Operating lease commitments, 2017	578
Operating lease commitments, Thereafter	1,409
Operating lease commitments, Total minimum lease payments	10,491
Capital leases and operating lease commitments, 2013	9,036
Capital leases and operating lease commitments, 2014	6,089
Capital leases and operating lease commitments, 2015	3,958
Capital leases and operating lease commitments, 2016	1,993
Capital leases and operating lease commitments, 2017	772
Capital leases and operating lease commitments, Thereafter	1,855
Capital leases and operating lease commitments, Total minimum lease payments	¥ 23,703